ProShares S and P MidCap 400 Dividend Aristocrats ETF Investment Objectives and Goals - ProShares S and P MidCap 400 Dividend Aristocrats ETF	May 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	S&P Midcap 400® Dividend Aristocrats ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Dividend Aristocrats Index (the “Index”).